Goodwill (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Goodwill [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
A summary of amortizable intangible assets is as follows:

	As of June 28, 2013
(Amounts in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Outsourcing contract costs	$1,483	$996	$487
Software	2,187	1,576	611
Customer and other intangible assets	501	288	213
Total intangible assets	$4,171	$2,860	$1,311

	As of March 29, 2013
(Amounts in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Outsourcing contract costs	$1,473	$968	$505
Software	2,134	1,523	611
Customer and other intangible assets	512	281	231
Total intangible assets	$4,119	$2,772	$1,347

Changes in the Carrying Amount of Goodwill by Segment

The following table summarizes the changes in the carrying amount of goodwill by segment for the three months ended June 28, 2013:

(Amounts in millions)	GBS	GIS	NPS	Total
Goodwill, gross *	$1,316	$2,152	$793	$4,261
Accumulated impairment losses *	(671)	(2,074)	—	(2,745)
Balance as of March 29, 2013, net	645	78	793	1,516

Deductions	(12)	—	(43)	(55)
Foreign currency translation	(17)	—	—	(17)

Goodwill, gross	1,287	2,152	750	4,189
Accumulated impairment losses	(671)	(2,074)	—	(2,745)
Balance as of June 28, 2013, net	$616	$78	$750	$1,444

The following tables summarize the changes in the carrying amount of goodwill, by segment, for the years ended March 29, 2013, and March 30, 2012, respectively, assuming that the segment change occurred at the beginning of fiscal year 2012.

(Amounts in millions)	GBS	GIS	NPS	Total
Goodwill, gross	$1,596	$2,152	$768	$4,516
Accumulated impairment losses	(690)	(2,074)	—	(2,764)
Balance as of March 30, 2012, net	906	78	768	1,752

Additions	—	—	25	25
Deductions	(241)	—	—	(241)
Foreign currency translation	(20)	—	—	(20)

Goodwill, gross	1,335	2,152	793	4,280
Accumulated impairment losses	(690)	(2,074)	—	(2,764)
Balance as of March 29, 2013, net	$645	$78	$793	$1,516

(Amounts in millions)	GBS	GIS	NPS	Total
Goodwill, gross	$1,272	$2,032	$753	$4,057
Accumulated impairment losses	(19)	—	—	(19)
Balance as of April 1, 2011, net	1,253	2,032	753	4,038

Additions	354	107	15	476
Foreign currency translation	(30)	13	—	(17)
Impairment losses	(671)	(2,074)	—	(2,745)

Goodwill, gross	1,596	2,152	768	4,516
Accumulated impairment losses	(690)	(2,074)	—	(2,764)
Balance as of March 30, 2012, net	$906	$78	$768	$1,752